Derivative Financial Instruments (Gains and Losses for Derivatives Designated as Cash Flow Hedges) (Detail) - Designated as Hedging Instrument [Member] - Cash Flow Hedging [Member] - JPY (¥)
¥ in Billions
		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)		¥ 24	¥ 13	¥ 3
Gains reclassified from Accumulated OCI into income (Effective portion)		21	12	4
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)		24	13	3
Gains reclassified from Accumulated OCI into income (Effective portion)	[1]	¥ 21	¥ 12	¥ 4

[1]	Included in Interest income.